Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended
	Mar. 05, 2021	Jan. 21, 2021	Jun. 30, 2021	Aug. 31, 2021	Apr. 02, 2021	Feb. 04, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Shares Issuable Upon Exercise of Warrant									3,386,246
Purchase price of share				$ 11.50
Evolv Technologies Holdings, Inc.
Subsequent Event [Line Items]
Shares Issuable Upon Exercise of Warrant			5,127,237				5,127,237	740,991
Warrants exercise price								$ 0.15
Evolv Technologies Holdings, Inc. | Subsequent events
Subsequent Event [Line Items]
Shares Issuable Upon Exercise of Warrant					6,756,653
Warrants exercise price					$ 0.16
Evolv Technologies Holdings, Inc. | Plan of merger with NHIC and Merger Sub | Subsequent events
Subsequent Event [Line Items]
Shares considered for exchange ratio	125,000,000
Maximum number of earnout shares entitled to receive	15,000,000
Period considered for closing share price	5 years
Number of trading days considered for calculating the share price	20 days
Threshold number of consecutive trading days taken for share price	30 days
Evolv Technologies Holdings, Inc. | Subscription Agreements
Subsequent Event [Line Items]
Number of shares agreed to sell			30,000,000
Purchase price of share			$ 10.00
Aggregate purchase price			$ 300.0
Evolv Technologies Holdings, Inc. | Subscription Agreements | Subsequent events
Subsequent Event [Line Items]
Number of shares agreed to sell	30,000,000
Purchase price of share	$ 10.00
Aggregate purchase price	$ 300.0
Evolv Technologies Holdings, Inc. | 2021 Convertible Notes
Subsequent Event [Line Items]
Interest rate		8.00%				8.00%
Evolv Technologies Holdings, Inc. | 2021 Convertible Notes | Subsequent events
Subsequent Event [Line Items]
Gross proceeds		$ 30.0
Interest rate		8.00%
Amount of notes convertible into shares		$ 100.0
Conversion price as a percentage on price per share		80.00%